   PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS -- FIXED INCOME PORTFOLIOS

SUPPLEMENT DATED SEPTEMBER 15, 2005 TO PROSPECTUS DATED APRIL 1, 2005


The following replaces the third paragraph on page 31 of the Prospectus under "Portfolio Management":

Effective August 1, 2005, the managers for the U.S. Government Securities Portfolio are Deborah Stefani and Brian E. Andersen, both Vice Presidents of Northern Trust. Ms. Stefani has had such responsibility since November 2000, and Mr. Andersen since August 2005. Ms. Stefani joined Northern Trust in 2000. From 1996 to 2000 she was a portfolio manager at T. Rowe Price where she managed various fixed income portfolios. Mr. Andersen joined Northern Trust in 1999 and for the past five years has managed the taxable money market group.

--------------------------------------------------------------------------------

                                                                    NIF SPT 905
[LOGO] NORTHERN
INSTITUTIONAL FUNDS/SM/
Managed by
Northern Trust
                                         50 South LaSalle Street
                                         P.O. Box 75986
                                         Chicago, Illinois 60675-5986
                                         800/637-1380
                                         northerninstitutionalfunds.com

   STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT


Northern Institutional Funds

Supplement Dated September 15, 2005 to Statement of Additional Information Dated July April 1, 2005



The information on Page 52 with respect to the U.S. Government Securities Portfolio and the Diversified Growth Portfolio is replaced with the following:

PORTFOLIO MANAGERS

          Portfolio             Portfolio Managers
          -----------------------------------------------------------
          U.S. Government       Deborah Stefani and Brian E. Andersen
           Securities Portfolio
          -----------------------------------------------------------
          Diversified Growth    John S. Cole and Robert Mitchell
           Portfolio
          -----------------------------------------------------------

The following information is added to page 52:

I. Accounts Managed by Portfolio Manager

The table below discloses accounts within each type of category listed below for which Brian E. Andersen was jointly and primarily responsible for day-to-day portfolio management, as of August 1, 2005.

                                           # of
                                           Accounts
                                           Managed      Total Assets
                        Total    Total     that         that
                        # of     Assets    Advisory Fee Advisory Fee
           Type of      Accounts (in       Based on     Based on
           Accounts     Managed  Millions) Performance  Performance
           ---------------------------------------------------------
           Registered
            Investment
            Companies:  4        601,093   0            0
           ---------------------------------------------------------
           Other Pooled
            Investment
            Vehicles:   0        0         0            0
           ---------------------------------------------------------
           Other
            Accounts:   12       488,800   0            0
           ---------------------------------------------------------

The table below discloses accounts within each type of category listed below for which John S. Cole was jointly and primarily responsible for day-to-day portfolio management, as of August 1, 2005.

                                           # of
                                           Accounts
                                           Managed      Total Assets
                        Total    Total     that         that
                        # of     Assets    Advisory Fee Advisory Fee
           Type of      Accounts (in       Based on     Based on
           Accounts     Managed  Millions) Performance  Performance
           ---------------------------------------------------------
           Registered
            Investment
            Companies:  2        784,764   0            0
           ---------------------------------------------------------
           Other Pooled
            Investment
            Vehicles:   0        0         0            0
           ---------------------------------------------------------
           Other
            Accounts:   0        0         0            0
           ---------------------------------------------------------

The following is added to the information on page 81:

III. Disclosure of Securities Ownership

                                                  Dollar ($) Range of
                                                  Shares Beneficially
                                                  Owned by Portfolio
                                                  Manager Due to
           Shares Beneficially                    Direct or Indirect
           Owned by            Portfolio          Pecuniary Interest
           ----------------------------------------------------------
            Brian E. Andersen  U.S. Government
                               Portfolio          $0
           ----------------------------------------------------------
            John S. Cole       Diversified Growth
                               Portfolio          $0
           ----------------------------------------------------------